Short-term Loans (Details) - Schedule of Short-Term Loans ¥ in Millions		Dec. 31, 2023 USD ($)		Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Sep. 20, 2022 USD ($)	Sep. 20, 2022 CNY (¥)	Sep. 03, 2021 USD ($)	Sep. 03, 2021 CNY (¥)
Short-Term Debt [Line Items]
Total short-term loans		$ 5,387,400		$ 5,400,000	¥ 38.0	$ 1,319,490				$ 800,000	¥ 5.0
Hunyuan Rural Credit Cooperative Association [Member]
Short-Term Debt [Line Items]
Total short-term loans		5,352,188	[1]			725,000	[1]	$ 700,000	¥ 4.5
Bank of Jiangsu [Member]
Short-Term Debt [Line Items]
Total short-term loans	[2]					362,500
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	[3]					231,990
Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	[4]	$ 35,212

[1]

On December 6, 2021, Datong Ruisheng entered into a bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $0.8 million (RMB5 million) as working capital loan for a term of one year. The loan had a fixed interest rate of 7.3590% per annum and was guaranteed by Beijing REIT. On December 4, 2022, the Company renewed the loan to extend the maturity date to December 1, 2023. The renewed loan had a fixed interest rate of 7.05% per annum. The loan was fully repaid in 2023.

On April 28, 2023, Datong Ruisheng entered into a new bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $5.4 million (RMB38 million) as working capital loan from April 28, 2023 to April 13, 2024. The loan bears a fixed interest rate of 6.55% per annum. The loan is guaranteed by Beijing REIT Ecological. Zhongrong Honghe Eco Construction Materials Co., Ltd, a related party, pledged a land use right for the loan. The term of the loan was extended for an additional 90 days to July 13, 2024.

[2]	On September 3, 2021, Xinyi REIT entered into a line of credit agreement with Bank of Jiangsu. The agreement allowed Xinyi REIT to obtain loans up to RMB 5 million for use as working capital between September 3, 2021 and August 26, 2022. The Company signed a bank loan agreement with Bank of Jiangsu to borrow $0.8 million (RMB 5 million) on September 3, 2021 for a year with an annual interest rate of 5.5%. The loan is guaranteed by Mr. Huizhen Hou and Mr. Dapeng Zhou. Meanwhile, Xinyi REIT also pledged land use right of a piece of land of 74,254.61 square meters with carrying value of RMB 9.2 million (approximately $1.3 million) as collateral to secure the loan. The loan was fully repaid in September 2022.
[3]	On November 19, 2021, Beijing REIT entered into a line of credit agreement with Huaxia Bank. The agreement allowed Beijing REIT to obtain loans of approximately $0.8 million (RMB5 million) for use as working capital between November 19, 2021 and November 19, 2022 for a term of one year. The loan had a fixed interest rate of 5.655% per annum. The loan was guaranteed by Beijing Zhongguancun Technology Financing Guarantee Co., Ltd. The Company repaid approximately $0.5 million (RMB3.4 million) in December 2022. The remaining balance was fully repaid in January 2023.
[4]	On March 3, 2023, IoV Technology Research entered into a line of credit agreement with Bank of China. The agreement allows IoV Technology Research to obtain loans up to approximately $35,212 (RMB250,000) for use as working capital between March 3, 2023 and March 2, 2024 for a term of one year. The loan bears a fixed interest rate of 4.35% per annum. Subsequently, the loan was extended to June 2, 2024.